Financial Investments - Maturities of investments in debt securities at their carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Debt securities
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Financial investments
Disclosure of financial assets [line items]
Financial assets	389,076	436,797
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	306,308	332,904
Financial investments | 1 year or less | Debt securities
Disclosure of financial assets [line items]
Financial assets	67,627	66,657
Financial investments | 5 years or less but over 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	131,519	152,910
Financial investments | 10 years or less but over 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	50,774	55,733
Financial investments | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	56,388	57,604
Available for sale
Disclosure of financial assets [line items]
Financial assets	336,157	389,874
Available for sale | Debt securities
Disclosure of financial assets [line items]
Financial assets	253,389	285,981
Available for sale | 1 year or less | Debt securities
Disclosure of financial assets [line items]
Financial assets	63,896	64,155
Available for sale | 5 years or less but over 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	122,113	142,700
Available for sale | 10 years or less but over 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	37,292	45,385
Available for sale | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	30,088	33,741
Held to maturity
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Held to maturity | Debt securities
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Held to maturity | 1 year or less | Debt securities
Disclosure of financial assets [line items]
Financial assets	3,731	2,502
Held to maturity | 5 years or less but over 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	9,406	10,210
Held to maturity | 10 years or less but over 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	13,482	10,348
Held to maturity | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 26,300	$ 23,863